INCOME TAXES (TAX BENEFIT), NET (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES (TAX BENEFIT), NET
Schedule of deferred income taxes

	Statements of financial		Statements of
	position		profit or loss
	December 31,		Year ended December 31,
	2023	2022	2023	2022	2021
Deferred tax assets:
Carryforward tax losses	$5	$—	$5	$(41)	$(8)
Employee benefits and other liabilities	237	216	21	17	46
Share-based compensation	653	357	296	20	69
Intangible assets	74	—	74	—	—
Deferred tax benefit (expenses)			$396	$(4)	$107
Deferred tax assets	$969	$573

Schedule of taxes on income (tax benefit) included in profit or loss

	Year ended
	December 31,
	2023	2022	2021
Current taxes	$300	$134	$97
Deferred taxes, see also Note 23d above	(396)	4	(107)
Taxes in respect of previous years	11	31	14
	$(85)	$169	$4